Summary of Significant Accounting Policies - Schedule of Error Corrections and Prior Period Adjustments (Parentheticals) (Details) - NV5 Global, Inc.[Member]	Jun. 29, 2024 $ / shares shares
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value (in Dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized	180,000,000
Common stock, shares issued	65,122,404
Common stock, shares outstanding	65,122,404
Previously Reported [Member]
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value (in Dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized	180,000,000
Common stock, shares issued	65,122,404
Common stock, shares outstanding	65,122,404
Revision of Prior Period, Adjustment [Member]
Schedule of Error Corrections and Prior Period Adjustments [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value (in Dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized	180,000,000
Common stock, shares issued	65,122,404
Common stock, shares outstanding	65,122,404